UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY              August 14, 2012
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    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:          40
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Form 13F Information Table Value Total:     602,710
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.
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                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP PA NEW   COM             01890A108      6,065     497,127      SH           SOLE        N/A         497,127
ASB BANCORP INC N C       COM             00213T109      7,894     553,970      SH           SOLE        N/A         553,970
ASML HOLDING N V          NY REG SHS      N07059186     61,413   1,194,350      SH           SOLE        N/A       1,194,350
BANK OF AMERICA CORP  *W EXP 01/16/2019   060505146     23,497   6,656,475      SH           SOLE        N/A       6,656,475
CAMCO FINL CORP           COM             132618109      1,296     585,742      SH           SOLE        N/A         585,742
COMERICA INC          *W EXP 11/14/2018   200340115      4,995     619,017      SH           SOLE        N/A         619,017
ENSCO PLC                 SPONSORED ADR   29358Q109     41,558     884,775      SH           SOLE        N/A         884,775
FEDFIRST FINL CORP NEW    COM             31429C101      2,129     149,010      SH           SOLE        N/A         149,010
FIRST CONN BANCRP INC MD  COM             319850103        279      20,700      SH           SOLE        N/A          20,700
FIRST FINL NORTHWEST IN   COM             32022K102      1,753     215,937      SH           SOLE        N/A         215,937
FRANKLIN FINL CORP VA     COM             35353C102     11,186     680,000      SH           SOLE        N/A         680,000
GROUP 1 AUTOMOTIVE INC    COM             398905109     29,193     640,065      SH           SOLE        N/A         640,065
HAWAIIAN TELCOM HOLDCO    COM             420031106      1,951     100,000      SH           SOLE        N/A         100,000
HERITAGE FINL GROUP INC   COM             42726X102      6,950     540,000      SH           SOLE        N/A         540,000
HOME BANCORP INC          COM             43689E107     13,105     765,060      SH           SOLE        N/A         765,060
HOME FED BANCORP INC MD   COM             43710G105     16,491   1,570,547      SH           SOLE        N/A       1,570,547
HOME FED BANCORP LA NEW   COM             43708L108        966      65,471      SH           SOLE        N/A          65,471
HOVNANIAN ENTRPRISES INC  CL A            442487203      1,160     400,000      SH           SOLE        N/A         400,000
HUNTINGTON INGALLS INDS   COM             446413906     37,949     943,071      SH           SOLE        N/A         943,071
IF BANCORP INC            COM             44951J105      2,677     202,196      SH           SOLE        N/A         202,196
KAISER FED FINL GROUP INC COM             483056107      6,827     461,922      SH           SOLE        N/A         461,922
KEYCORP NEW               COM             493267108     22,833   2,950,000      SH           SOLE        N/A       2,950,000
LDK SOLAR CO LTD          COM             398905109        237     124,000      PUT          SOLE        N/A         124,000
LOUISIANA BANCORP NEW     COM             54619P104        993      61,697      SH           SOLE        N/A          61,697
NAUGATUCK VY FINL MD      COM             63906P107      5,053     656,200      SH           SOLE        N/A         656,200
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N103     49,389   1,518,255      SH           SOLE        N/A       1,518,255
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N903      8,133     250,000      CALL         SOLE        N/A         250,000
PFIZER INC                COM             717081103     38,738   1,684,248      SH           SOLE        N/A       1,684,248
POAGE BANKSHARES INC      COM             730206109        854      67,627      SH           SOLE        N/A          67,627
REGIONS FINL. CORP NEW    COM             7591EP100     52,141   7,724,611      SH           SOLE        N/A       7,724,611
RESEARCH IN MOTION LTD    COM             760975902      2,808     380,000      CALL         SOLE        N/A         380,000
SANOFI                    SPONSORED ADR   80105N105     38,236   1,012,063      SH           SOLE        N/A       1,012,063
SANOFI                RIGHT 12/31/2020    80105N113      2,342   1,661,048      SH           SOLE        N/A       1,661,048
SEARS HLDGS CORP          COM             812350106      2,985      50,000      SH           SOLE        N/A          50,000
SP BANCORP INC            COM             78468K106      1,766     138,000      SH           SOLE        N/A         138,000
SUPERMEDIA INC            COM             868447103        215      86,000      SH           SOLE        N/A          86,000
TECH DATA CORP            COM             878237106     46,630     968,025      SH           SOLE        N/A         968,025
WABCO HLDGS INC           COM             92927K102     20,058     378,957      SH           SOLE        N/A         378,957
WELLS FARGO & CO NEW  *W EXP 10/28/2018   949746119     26,059   2,957,884      SH           SOLE        N/A       2,957,884
WOLVERINE BANCORP INC     COM             977880103      3,906     236,710      SH           SOLE        N/A         236,710
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